NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Concentration (Policies)	Dec. 31, 2022
Policies
Concentration	Concentration There is no concentration of revenue for the months ended December 31, 2021 and for the months ended December 31, 2022 because the revenue was earned from multiple customers.